Investment in Affiliate (Details) - Schedule of Activity in the Investment in SciSparc Shares - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Activity in the Investment in SciSparc Shares [Abstract]
Balance as of January 1, 2023
Value of shares obtained in connection with share exchange on March 23, 2023	288
Change in fair value	(221)	$ 221
Balance as of December 31, 2023	$ 67	$ 67